Summary of Significant Accounting Policies - Leases - maturities of future minimum lease payments (Details)	Dec. 31, 2025 USD ($)
Future lease payments under operating leases
2026	$ 170,114
2027	148,655
2028	12,388
Total lease commitment	$ 331,157